FINANCIAL INSTRUMENTS - Gross Impact of Changes in Fair Value of Derivatives Designated as Cash Flow Hedges on AOCI and Net Income (Details) - Cash Flow Hedging - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in Accumulated Other Comprehensive Income	$ (71)	$ 31
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	(28)	16
Net sales | Foreign exchange derivatives
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in Accumulated Other Comprehensive Income	(23)	2
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	(5)	0
Cost of goods sold | Foreign exchange derivatives
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in Accumulated Other Comprehensive Income	(28)	18
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	(11)	12
Other, Net | Foreign exchange derivatives
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in Accumulated Other Comprehensive Income	(11)	8
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	(11)	5
Interest expense | Interest rate contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in Accumulated Other Comprehensive Income	(9)	3
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	$ (1)	$ (1)